[LETTERHEAD OF CLIFFORD CHANCE US LLP]

July 3, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund Trust
Securities Act File No. 2-89729
Investment Company Act File No. 811-03980
Post-Effective Amendment No. 76

Dear Sir or Madam:

On behalf of the Morgan Stanley Institutional Fund Trust, a Pennsylvania business trust (the “Fund”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 76 (the “Amendment”) to the Fund’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 79 pursuant to the Investment Company Act of 1940, as amended.

In connection with the filing of Post-Effective Amendment No. 76 to this Fund’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 76 filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss